Organization and Description of Business (Details)	1 Months Ended
	Sep. 30, 2019 Subsidiaries	Nov. 22, 2018 USD ($)	Nov. 22, 2018 CNY (¥)	Dec. 31, 2019	Nov. 30, 2015 USD ($)	Oct. 31, 1992 USD ($)
Fuling USA [Member]
Organization and Description of Business (Textual)
Ownership interest percentage	20.00%
Taizhou Fuling [Member]
Organization and Description of Business (Textual)
Ownership interest percentage	80.00%
Domo [Member]
Organization and Description of Business (Textual)
Ownership interest percentage				49.00%
Principal Owner [Member]
Organization and Description of Business (Textual)
Ownership interest percentage				49.00%
Majority Shareholder [Member]
Organization and Description of Business (Textual)
Ownership interest percentage				100.00%
Mr. Qian Hu [Member]
Organization and Description of Business (Textual)
Ownership interest percentage		60.00%	60.00%
Jinxue Jiang, a 5% shareholder and son of Sujuan Zhu, Director [Member]
Organization and Description of Business (Textual)
Ownership interest percentage		30.00%	30.00%
Immediate family member of a 5% shareholder [Member]
Organization and Description of Business (Textual)
Ownership interest percentage		10.00%	10.00%
Taizhou Fuling Plastics Co., Ltd. [Member]
Organization and Description of Business (Textual)
Registered capital					$ 21,360,000	$ 510,000
Third Party [Member]
Organization and Description of Business (Textual)
Total cash consideration		$ 5,800,000
Third Party [Member]
Organization and Description of Business (Textual)
Total cash consideration | ¥			¥ 40,200,000
Taizhou Fuling [Member]
Organization and Description of Business (Textual)
Number of wholly-owned subsidiaries | Subsidiaries	3